Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plan at end of year	$ (132,025)	$ (86,950)
Accrued benefit cost	(132,025)	(86,950)
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plan at end of year	(29,635)	(45,210)
Accrued benefit cost	$ (29,635)	$ (45,210)